Commitments and Contingencies - Schedule of Future Payments for Employment Agreements (Details)	Jun. 30, 2025 USD ($)
Schedule of Future Payments for Employment Agreements [Line Items]
Total minimum payment required	$ 906,667
2026 [Member]
Schedule of Future Payments for Employment Agreements [Line Items]
Total minimum payment required	485,000
2027 [Member]
Schedule of Future Payments for Employment Agreements [Line Items]
Total minimum payment required	256,667
2028 [Member]
Schedule of Future Payments for Employment Agreements [Line Items]
Total minimum payment required	$ 165,000